Operating revenue	12 Months Ended
Dec. 31, 2017
Operating Revenue
Operating revenue
(25)	Operating revenue

The Company had no major customers which represented more than 10% of revenues in 2017 and 2016. The Company tracks its segmented gross revenue information by type of service rendered and by region, as follows:

By type of service rendered

	Year ended December 31, 2017	Percentage	Year ended December 31, 2016	Percentage	Year on Year Variation
Domestic
Passenger	$1,900,627	42%	$1,752,001	42%	$148,626
Cargo and mail	279,666	6%	264,432	6%	15,234

	2,180,293	48%	2,016,433	48%	163,860

International
Passenger	1,649,533	37%	1,533,216	37%	116,317
Cargo and mail	271,313	6%	291,442	7%	(20,129)

	1,920,846	43%	1,824,658	44%	96,188

Other (1)	340,545	9%	297,247	8%	43,298

Total operating revenues	$4,441,684	100%	$4,138,338	100%	$303,346

	Year ended December 31, 2016	Percentage	Year ended December 31, 2015	Percentage	Year on Year Variation
Domestic
Passenger	$1,752,001	42%	$1,363,285	31%	$388,716
Cargo and mail	264,432	6%	234,362	5%	30,070

	2,016,433	48%	1,597,647	36%	418,786

International
Passenger	1,533,216	37%	2,094,732	48%	(561,516)
Cargo and mail	291,442	7%	390,163	9%	(98,721)

	1,824,658	44%	2,484,895	57%	(660,237)

Other (1)	297,247	8%	278,799	7%	18,448

Total operating revenues	$4,138,338	100%	$4,361,341	100%	$(223,003)

(1)	Other operating revenue

Other operating revenue for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Frequent flyer program	$178,841	$154,245	$139,524
Ground operations (a)	20,172	21,053	19,545
Leases	22,232	28,295	30,144
Maintenance	11,639	7,696	8,963
Interline	1,900	3,859	1,831
Other (b)	105,769	82,099	78,792

	$340,553	$297,247	$278,799

(a)	Company provides services to other airlines at main hub airports.

(b)	Corresponds mainly to income from penalties, access to VIP rooms and additional services.